Inventories	6 Months Ended
Jun. 30, 2022
Inventory [Abstract]
INVENTORIES
5.	INVENTORIES

	As at June 30, 2022	As at December 31, 2021
	(Unaudited)
Robots in warehouse	$8,206,933	$1,387,160
Robots in transit	-	389
Security equipment	1,130,207	-
Impairment provision for inventories	(567,439)	-
Inventories	$8,769,701	$1,387,549

Impairment provision for inventories arose from the acquisitions through business combinations. No additional impairment provision for inventories was recorded for the six months ended June 30, 2022 and 2021.